Note 29 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2017	2016	2015
(i) Transactions
(a) Sales of goods and services
Sales of goods to non-consolidated parties	32,362	21,174	24,019
Sales of goods to other related parties	94,624	32,613	87,663
Sales of services to non-consolidated parties	11,637	9,542	10,154
Sales of services to other related parties	3,751	2,948	4,010
	142,374	66,277	125,846
(b) Purchases of goods and services
Purchases of goods to non-consolidated parties	234,361	67,048	260,280
Purchases of goods to other related parties	17,711	20,150	35,153
Purchases of services to non-consolidated parties	12,077	11,528	16,153
Purchases of services to other related parties	50,794	53,530	78,805
	314,943	152,256	390,391
(all amounts in thousands of U.S. dollars)	At December 31,
	2017	2016
(ii) Period-end balances
(a) Arising from sales / purchases of goods / services
Receivables from non-consolidated parties	117,853	117,187
Receivables from other related parties	50,815	13,357
Payables to non-consolidated parties	(49,354)	(21,314)
Payables to other related parties	(14,475)	(12,708)
	104,839	96,522